Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Current assets
Cash	$ 143	$ 2,810
Accounts receivable, net	12,529	11,777
Inventory	4,551	7,767
Prepaid expenses	338	720
Current portion of lease receivable	29	74
Due from shareholders	422	270
Other current assets	331	552
Total current assets	18,419	23,970
Non-current assets
Property and equipment	8,147	8,710
Right-of-use assets	8,767	5,738
Lease receivable	616	616
Deferred tax assets	203	27
Intangible assets	9,457	13,292
Goodwill		25,101
Total non-current assets	27,190	53,484
Total Assets	45,609	77,454
Current liabilities
Short-term borrowings	5,019	3,257
Trade and other payables	53,893	38,933
Deferred revenue	39	26
Current portion of long-term borrowings	42,651	42,505
Current portion of lease liabilities	1,985	1,638
Convertible debentures	3,012	1,239
Income tax payable	405	810
Due to shareholders	389	559
Total current liabilities	107,393	88,967
Non-current liabilities
Long-term borrowings	940
Lease liabilities	7,596	4,852
Deferred tax liability	1,704	2,345
Total non-current liabilities	10,240	7,197
Total liabilities	117,633	96,164
Shareholders’ Deficit
Common stock, $0.001 par value, unlimited shares authorized, 12,796,602 & 12,532,070 shares issued and outstanding as of September 30, 2024 and 2023, respectively	13,014	11,958
Additional paid-in capital	3,888	3,383
Accumulated deficit	(88,926)	(34,051)
Total Stockholders’ Deficit	(72,024)	(18,710)
Total liabilities and Stockholders’ Deficit	45,609	77,454
Related Party [Member]
Current assets
Due from related parties	$ 76